CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Common Shares Issued, issuance costs	$ 0.8	$ 0.4